Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Estimated Useful Lives of Property, Plant and Equipment	Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20 – 50 years
Buildings (leasehold):	over the period of the lease
Plant and equipment:	3 – 10 years

Disclosure of Changes in the statement of Financial Position due to IFRS sixteen
The Group has adopted IFRS 16 ‘Leases’ at 1 January 2019 and applied the modified retrospective approach. Comparatives for 2018 have not been restated and the cumulative impact of adoption has been recognised as a decrease to net assets with a corresponding decrease in retained earnings at 1 January 2019 as follows:

All figures in £ millions	2019 1 January
Non-current assets
Property, plant and equipment (right-of-use assets)	424
Investment in joint ventures and associates	(2)
Deferred income tax assets	1
Trade and other receivables	185

Current assets
Trade and other receivables	7
Non-current liabilities
Financial liabilities – borrowings	(792)
Deferred income tax liabilities	14
Provisions for other liabilities and charges	101
Other liabilities	58
Current liabilities
Financial liabilities – borrowings	(89)
Trade and other liabilities	10

Total decrease in retained earnings at 1 January 2019	(83)

Disclosure detail of Lease Commitments Reconciled
The lease liabilities at 1 January 2019 can be reconciled to the operating lease commitments at 31 December 2018 as follows:

All figures in £ millions	1 January 2019
Operating lease commitments disclosed at 31 December 2018 (note 35)	1,175
Discounted using the lessee’s incremental borrowing rate at the date of initial application	(290)
(Less): commitments relating to short-term leases	(7)
Add: adjustments relating to the different treatment of extension and termination options	3

Additional lease liability recognised at 1 January 2019	881

Analysed at:
Current lease liabilities	89
Non-current lease liabilities	792